EMPLOYEE BENEFIT PLANS - Allocations, Change In Fair Value of Plan Assets (DETAILS) (USD $) In Millions, unless otherwise specified								12 Months Ended																				12 Months Ended		12 Months Ended						12 Months Ended									12 Months Ended						12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fair Value Inputs Level 1 [Member]	Dec. 31, 2011 Fair Value Inputs Level 1 [Member]	Dec. 31, 2012 Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 Fair Value Inputs Level 3 [Member]	Dec. 31, 2011 Fair Value Inputs Level 3 [Member]	Dec. 31, 2012 Corporate [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2012 Corporate [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 Corporate [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 U.S.Treasury, Govt and Agency [Member]	Dec. 31, 2011 U.S.Treasury, Govt and Agency [Member]	Dec. 31, 2012 U.S.Treasury, Govt and Agency [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 U.S.Treasury, Govt and Agency [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 State and Political Sub-divisions [Member]	Dec. 31, 2011 State and Political Sub-divisions [Member]	Dec. 31, 2012 State and Political Sub-divisions [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 State and Political Sub-divisions [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 Other Debt Securities [Member]	Dec. 31, 2011 Other Debt Securities [Member]	Dec. 31, 2012 Other Debt Securities [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2011 Other Debt Securities [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2012 Fixed Maturities [Member]	Dec. 31, 2011 Fixed Maturities [Member]	Dec. 31, 2012 Fixed Maturities [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2010 Fixed Maturities [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2012 Common and Preferred Equity [Member]	Dec. 31, 2011 Common and Preferred Equity [Member]	Dec. 31, 2012 Common and Preferred Equity [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2011 Common and Preferred Equity [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2012 Common and Preferred Equity [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 Common and Preferred Equity [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 Common and Preferred Equity [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2012 Real Estate [Member]	Dec. 31, 2011 Real Estate [Member]	Dec. 31, 2012 Mutual Funds [Member]	Dec. 31, 2011 Mutual Funds [Member]	Dec. 31, 2012 Mutual Funds [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2011 Mutual Funds [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2012 Private Real Estate Investment Funds [Member]	Dec. 31, 2011 Private Real Estate Investment Funds [Member]	Dec. 31, 2012 Private Real Estate Investment Funds [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2011 Private Real Estate Investment Funds [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2012 Private Real Estate Investment Trust [Member]	Dec. 31, 2011 Private Real Estate Investment Trust [Member]	Dec. 31, 2012 Private Real Estate Investment Trust [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 Private Real Estate Investment Trust [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 Private Real Estate Investment Trust [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2011 Private Real Estate Investment Trust [Member] Fair Value Inputs Level 3 [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 Short Term Investments [Member]	Dec. 31, 2011 Short Term Investments [Member]	Dec. 31, 2011 Short Term Investments [Member] Fair Value Inputs Level 1 [Member]	Dec. 31, 2012 Short Term Investments [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2011 Short Term Investments [Member] Fair Value Inputs Level 2 [Member]	Dec. 31, 2012 Cash And Short Term Investments [Member]	Dec. 31, 2011 Cash And Short Term Investments [Member]	Dec. 31, 2012 High Quality Bonds [Member]	Dec. 31, 2012 Equity Real Estate And Other Investments [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Asset Allocations Total	100.00%	100.00%		33.90%	36.00%	57.50%	54.80%	8.60%	9.20%																	52.80%	52.40%			36.50%	36.30%						8.40%	9.30%																									2.30%	2.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Maximum																														40.00%																																			60.00%	15.00%
Defined Benefit Plan, Target Plan Asset Allocations Range Minimum																														30.00%																																			50.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,396	$ 2,093	$ 1,529	$ 811	$ 753	$ 1,380	$ 1,147	$ 205	$ 193	$ 849	$ 797	$ 849	$ 797	$ 410	$ 275	$ 410	$ 275	$ 18	$ 11	$ 18	$ 11	$ 5	$ 6	$ 5	$ 6			$ 5	$ 6	$ 813		$ 751	$ 712	$ 62	$ 2	$ 0			$ 35	$ 33	$ 35	$ 33	$ 3	$ 4	$ 3	$ 4	$ 208	$ 212	$ 11	$ 29	$ 197	$ 183	$ 25	$ 2	$ 25	$ 1	$ 1	$ 30	$ 39	$ 7	$ 30	$ 32
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan, beginning of year	2,396	2,093	1,529	811	753	1,380	1,147	193	182	849	797	849	797	410	275	410	275	18	11	18	11	5	6	5	6			6	6	714		751	712	62	2				35	33	35	33	3	4	4	13	208	212	11	29	183	163	25	2	25	1	1	30	39	7	30	32
Plan Assets Still Held								14	23																																					3					14	20
Purchases and Issues									1																											1
Sales and Settlements								(2)	(13)																			(1)								(1)									(1)	(12)
Fair value of plan, end of year	$ 2,396	$ 2,093	$ 1,529	$ 811	$ 753	$ 1,380	$ 1,147	$ 205	$ 193	$ 849	$ 797	$ 849	$ 797	$ 410	$ 275	$ 410	$ 275	$ 18	$ 11	$ 18	$ 11	$ 5	$ 6	$ 5	$ 6			$ 5	$ 6	$ 813		$ 751	$ 712	$ 62	$ 2	$ 0			$ 35	$ 33	$ 35	$ 33	$ 3	$ 4	$ 3	$ 4	$ 208	$ 212	$ 11	$ 29	$ 197	$ 183	$ 25	$ 2	$ 25	$ 1	$ 1	$ 30	$ 39	$ 7	$ 30	$ 32